Offerings - Offering: 1	May 13, 2026 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.01 par value per share
Amount Registered | shares	6,400,000	[1]
Proposed Maximum Offering Price per Unit | $ / shares	426.53	[2]
Maximum Aggregate Offering Price	$ 2,729,792,000	[2]
Fee Rate	0.01381%
Amount of Registration Fee	$ 376,984.28	[2]
Offering Note
Pursuant to Rules 457(c) and 457(h) under the Securities Act, the registration fee was computed on the basis of the average of the high and low prices of the registrant’s common stock on the Nasdaq Global Select Market on May 8, 2026.

[1]	Consists of 6,400,000 shares of common stock, par value $0.01 per share, that may be issued under the Vertex Pharmaceuticals Incorporated 2026 Stock and Option Plan (the “2026 Plan”) that became effective May 13, 2026 (the “Effective Date”). The maximum number of shares that may be issued under the 2026 Plan is subject to adjustment in accordance with certain anti-dilution and other provisions of the 2026 Plan. Accordingly, pursuant to Rule 416 under the Securities Act of 1933, as amended, this Registration Statement covers, in addition to the number of shares stated above, an indeterminate number of shares that may be subject to grant or otherwise issuable after the operation of any such anti-dilution provisions, stock splits, or other similar transactions.
[2]
Pursuant to Rules 457(c) and 457(h) under the Securities Act, the registration fee was computed on the basis of the average of the high and low prices of the registrant’s common stock on the Nasdaq Global Select Market on May 8, 2026.